FINANCIAL SERVICES - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2017	Feb. 02, 2018	Feb. 03, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
New financing originations		$ 6,300	$ 4,500
Purchase of financing receivables	$ 89
Revolving
Accounts, Notes, Loans and Financing Receivable [Line Items]
Repayment term (in years)		12 months
Fixed-term
Future maturities
Remainder of Fiscal 2019		$ 2,210
Fiscal 2020		1,449
Fiscal 2021		717
Fiscal 2022		198
Fiscal 2023 and beyond		$ 48
Fixed-term | Business customers | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Repayment term (in years)		2 years
Fixed-term | Business customers | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Repayment term (in years)		4 years
Fixed-term | Qualified small businesses, large commercial accounts, governmental organizations, educational entities, and certain individual consumer customers | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Repayment term (in years)		3 years
Fixed-term | Qualified small businesses, large commercial accounts, governmental organizations, educational entities, and certain individual consumer customers | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Repayment term (in years)		5 years